Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense at federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	7.00%	7.00%
Change in valuation allowance	(28.00%)	(28.00%)
Effective tax rate